                                   [SmartServ Logo]

                                January 10, 2005

VIA EDGAR and FACSIMILE

Melissa M. Walsh, Staff Accountant
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 4-6
450 Fifth Street, N.W.
Washington, DC  20549

            Re:      SmartServ Online, Inc.
                     Form 8-K filed December 21, 2004, amended December 23, 2004
                     File No. 000-28008

Dear Ms. Walsh:

     This  letter  will  serve as a  response  to your  comments  regarding  the above-referenced Form 8-K of SmartServ Online, Inc. (the "Company") contained in
your  letter   dated   December  29,   2004.   References   to  changes  in  the
above-referenced  Form 8-K are contained in Amendment No. 2 to Current Report on
Form  8-K,  which  is  being  filed  today  with  the  Securities  and  Exchange
Commission.

     For your convenience,  we have numbered each of our responses to correspond to the comment of the same number contained in your letter.

     1.   The third  paragraph  has been  revised as  requested,  and an updated letter from Grant  Thornton  LLP has been  provided as exhibit 16.1 to the Form 8-K.

     Also per your request on the second page of your letter, the Company hereby acknowledges that:

          o    The Company is  responsible  for the adequacy and accuracy of the disclosure in the filing;

          o    Staff  comments  or changes to  disclosure  in  response to staff comments do not foreclose the  Commission  from taking any action with respect to the filing; and

          o    The  Company  may not assert  staff  comments as a defense in any proceeding  initiated by the  Commission  or any person under the federal securities laws of the United States.

         Should the Staff have any questions, please contact the undersigned.

                                                   Respectively submitted,

                                                   /s/ Robert Pons
                                                   Robert Pons
                                                   Chief Executive Officer